 VARIABLE INSURANCE FUNDS
----------------------------------------------------------------------

 BB&T GROWTH & INCOME FUND
 SCHEDULE OF PORTFOLIO OF INVESTMENTS
 JUNE 30, 1997 (UNAUDITED)

                                SECURITY                     MARKET
   SHARES                     DESCRIPTION                     VALUE
-------------   ----------------------------------------  -------------
COMMON STOCKS -- 94.2%
                AIRCRAFT -- 2.8%
        1,600   Lockheed Martin Corp....................  $     165,700
                                                          -------------
                APPAREL -- 1.9%
        1,300   V F Corp................................        110,663
                                                          -------------
                BANKS -- 5.5%
        1,400   JP Morgan & Co..........................        146,125
        3,000   Wachovia Corp...........................        174,938
                                                          -------------
                                                                321,063
                                                          -------------
                BEVERAGES -- 3.2%
        4,500   Anheuser-Busch Cos. Inc.................        188,719
                                                          -------------
                BUSINESS EQUIPMENT & SERVICES -- 1.8%
        1,500   Pitney Bowes, Inc.......................        106,875
                                                          -------------
                CAPITAL EQUIPMENT -- 2.0%
        1,900   Parker-Hannifin Corp. (b)...............        115,306
                                                          -------------
                CHEMICALS - SPECIALTY -- 2.8%
        2,100   Vulcan Materials Co.....................        164,850
                                                          -------------
                COMMUNICATIONS EQUIPMENT -- 2.5%
        1,700   Harris Corp.............................        142,800
                                                          -------------
                COMPUTERS - MAIN & MINI -- 2.8%
        2,900   Hewlett-Packard Co......................        162,400
                                                          -------------
                COMPUTER - PERIPHERALS -- 1.2%
        2,000   Adobe Systems, Inc......................         70,125
                                                          -------------
                ELECTRICAL EQUIPMENT -- 2.6%
        2,800   Emerson Electric Co.....................        154,175
                                                          -------------
                ELECTRONIC COMPONENTS -- 1.6%
        1,600   Avnet, Inc..............................         92,000
                                                          -------------
                ELECTRONIC INSTRUMENTS -- 1.8%
        1,700   Tektronix, Inc..........................        102,000
                                                          -------------
                FOOD & RELATED -- 4.5%
        2,600   Dean Foods Co...........................        104,975
        4,500   SUPERVALU, Inc..........................        155,250
                                                          -------------
                                                                260,225
                                                          -------------
                FOREST & PAPER PRODUCTS -- 1.8%
        2,000   Weyerhaeuser Co.........................        104,000
                                                          -------------

                                SECURITY                     MARKET
   SHARES                     DESCRIPTION                     VALUE
-------------   ----------------------------------------  -------------
                HEALTH CARE - DRUGS -- 5.8%
        2,400   Abbott Laboratories.....................  $     160,200
        1,600   Merck & Co..............................        165,600
          100   Rhone-Poulenc Rorer, Inc................          9,087
                                                          -------------
                                                                334,887
                                                          -------------
                HEALTH CARE - GENERAL -- 3.4%
        5,000   Mallinckrodt Inc........................        195,000
                                                          -------------
                HOUSEHOLD - GENERAL PRODUCTS -- 1.9%
        2,900   American Greetings......................        107,662
                                                          -------------
                HOUSEHOLD - MAJOR APPLIANCES -- 1.9%
        2,000   Whirlpool Corp..........................        109,125
                                                          -------------
                INSURANCE - PROPERTY & CASUALTY -- 5.6%
        2,500   Lincoln National Corp...................        160,937
        3,500   SAFECO Corp.............................        163,406
                                                          -------------
                                                                324,343
                                                          -------------
                LEISURE TIME INDUSTRY -- 1.7%
        3,500   Hasbro, Inc.............................         99,313
                                                          -------------
                METAL FABRICATION -- 1.8%
        3,300   Trinity Industries, Inc.................        104,775
                                                          -------------
                MINING -- 3.1%
        1,200   Phelps Dodge Corp.......................        102,225
        1,000   Potash Corp. of Saskatchewan, Inc.......         75,062
                                                          -------------
                                                                177,287
                                                          -------------
                PETROLEUM - DOMESTIC -- 2.6%
        3,500   Phillips Petroleum Co...................        153,125
                                                          -------------
                PETROLEUM - INTERNATIONALS -- 5.4%
        2,200   Chevron Corp............................        162,663
          600   Mobil Corp..............................         41,925
        2,000   Royal Dutch Petroleum...................        108,750
                                                          -------------
                                                                313,338
                                                          -------------
                PUBLISHING -- 2.1%
        3,300   Media General, Inc......................        124,163
                                                          -------------
                RAILROAD -- 1.7%
        1,000   Norfolk Southern Corp...................        100,750
                                                          -------------
                RETAIL - FOOD STORES -- 1.9%
        3,000   Albertson's, Inc........................        109,500
                                                          -------------

                                  -Continued-

 VARIABLE INSURANCE FUNDS
----------------------------------------------------------------------

 BB&T GROWTH & INCOME FUND
 SCHEDULE OF PORTFOLIO OF INVESTMENTS
 JUNE 30, 1997 (UNAUDITED)

                                SECURITY                     MARKET
   SHARES                     DESCRIPTION                     VALUE
-------------   ----------------------------------------  -------------
COMMON STOCKS -- (CONTINUED)
                RETAIL - GENERAL MERCHANDISE -- 1.7%
        2,100   May Department Stores Co................  $      99,225
                                                          -------------
                SECURITY & COMMISSION BROKERS -- 2.0%
        2,700   A.G. Edwards, Inc.......................        116,438
                                                          -------------
                TOBACCO -- 2.1%
        4,500   UST, Inc................................        124,875
                                                          -------------
                UTILITIES - ELECTRIC -- 5.3%
        3,700   Public Service Co. of Colorado..........        153,550
        4,700   Western Resources, Inc..................        152,456
                                                          -------------
                                                                306,006
                                                          -------------
                UTILITIES - GAS & PIPELINE -- 1.8%
        2,900   Nicor, Inc..............................        104,038
                                                          -------------
                UTILITIES - TELEPHONE -- 3.6%
        1,300   AT & T Corp.............................         45,581
        2,600   SBC Communications, Inc.................        160,875
                                                          -------------
                                                                206,456
                                                          -------------
                Total Common Stocks.....................      5,471,207
                                                          -------------
                                                          -------------
                                SECURITY                     MARKET
   SHARES                     DESCRIPTION                     VALUE
-------------   ----------------------------------------  -------------
INVESTMENT COMPANIES -- 7.1%

      149,762   Federated Short-Term U.S. Government
                  Trust Fund............................  $     149,762
      264,948   Provident Federal Fund..................        264,948
                                                          -------------
                Total Investment Companies..............        414,710
                                                          -------------
Total (Cost - $5,681,025)(a)............................     $5,885,917
                                                          -------------
                                                          -------------

------------------------------
Percentages indicated are based on net assets of $5,809,794.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation..................  $ 247,397
Unrealized depreciation..................    (42,505)
                                           ---------
Net unrealized appreciation..............  $ 204,892
                                           ---------
                                           ---------

(b) Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

 VARIABLE INSURANCE FUNDS
----------------------------------------------------------------------

 BB&T GROWTH & INCOME FUND
 STATEMENT OF ASSETS AND LIABILITIES
 JUNE 30, 1997 (UNAUDITED)

ASSETS:
  Investments, at value (Cost $5,681,025).......................................  $   5,885,917
  Interest and dividends receivable.............................................          7,322
  Prepaid expenses and other assets.............................................         10,620
                                                                                  -------------
      Total Assets..............................................................      5,903,859
                                                                                  -------------
LIABILITIES:
  Dividends payable.............................................................          6,706
  Payable for investments purchased.............................................         74,705
  Accrued expenses and other payables:
    Investment advisory fees....................................................            141
    Administration fees.........................................................             31
    Accounting fees.............................................................            330
    Registration and filing fees................................................          4,984
    Other.......................................................................          7,168
                                                                                  -------------
      Total Liabilities.........................................................         94,065
                                                                                  -------------
NET ASSETS:
  Capital.......................................................................      5,604,902
  Net unrealized appreciation from investments..................................        204,892
                                                                                  -------------
      Net Assets................................................................  $   5,809,794
                                                                                  -------------
                                                                                  -------------
Outstanding units of beneficial interest (shares)...............................        558,238
                                                                                  -------------
                                                                                  -------------
Net asset value -- offering and redemption price per share......................  $       10.41
                                                                                  -------------
                                                                                  -------------

SEE NOTES TO FINANCIAL STATEMENTS.

 VARIABLE INSURANCE FUNDS
----------------------------------------------------------------------

 BB&T GROWTH & INCOME FUND
 STATEMENT OF OPERATIONS (UNAUDITED)

                                                                                                      FOR THE
                                                                                                    PERIOD FROM
                                                                                                   JUNE 3, 1997
                                                                                                   THROUGH JUNE
                                                                                                    30, 1997(a)
                                                                                                   -------------
INVESTMENT INCOME:
  Interest income................................................................................  $      2,049
  Dividend income................................................................................         9,894
                                                                                                   -------------
    Total Income.................................................................................        11,943
                                                                                                   -------------
EXPENSES:
  Investment advisory fees.......................................................................         2,944
  Administration fees............................................................................           796
  Custodian fees.................................................................................           588
  Accounting fees................................................................................         2,441
  Legal fees.....................................................................................           532
  Audit fees.....................................................................................         1,120
  Organization costs.............................................................................           924
  Trustees' fees and expenses....................................................................         1,988
  Transfer agent fees............................................................................           812
  Registration and filing fees...................................................................         4,984
  Printing costs.................................................................................         2,016
  Other..........................................................................................           644
                                                                                                   -------------
    Total expenses before reimbursements and voluntary reductions................................        19,789
    Expenses reimbursed and voluntarily reduced..................................................       (14,552)
                                                                                                   -------------
    Net Expenses.................................................................................         5,237
                                                                                                   -------------
Net Investment Income............................................................................         6,706
                                                                                                   -------------
UNREALIZED GAINS FROM INVESTMENTS:
  Net change in unrealized appreciation from investments.........................................       204,892
                                                                                                   -------------
  Net unrealized gains from investments..........................................................       204,892
                                                                                                   -------------
Change in net assets resulting from operations...................................................  $    211,598
                                                                                                   -------------
                                                                                                   -------------

------------------------

(a) Period from commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

 VARIABLE INSURANCE FUNDS
----------------------------------------------------------------------

 BB&T GROWTH & INCOME FUND
 STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)

                                                                                                      FOR THE
                                                                                                    PERIOD FROM
                                                                                                   JUNE 3, 1997
                                                                                                      THROUGH
                                                                                                     JUNE 30,
                                                                                                      1997(a)
                                                                                                   -------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income..........................................................................  $      6,706
  Net change in unrealized appreciation from investments.........................................       204,892
                                                                                                   -------------
Change in net assets resulting from operations...................................................       211,598
                                                                                                   -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income.....................................................................        (6,706)
                                                                                                   -------------
Change in net assets from shareholder distributions..............................................        (6,706)
                                                                                                   -------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued....................................................................     5,604,902
                                                                                                   -------------
Change in net assets from capital transactions...................................................     5,604,902
                                                                                                   -------------
Change in net assets.............................................................................     5,809,794
NET ASSETS:
  Beginning of period............................................................................       --
                                                                                                   -------------
  End of period..................................................................................  $  5,809,794
                                                                                                   -------------
                                                                                                   -------------
SHARE TRANSACTIONS:
  Issued.........................................................................................       558,238
                                                                                                   -------------
Change in shares.................................................................................       558,238
                                                                                                   -------------
                                                                                                   -------------

------------------------

(a) Period from commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

 VARIABLE INSURANCE FUNDS
----------------------------------------------------------------------

 BB&T GROWTH & INCOME FUND
 NOTES TO FINANCIAL STATEMENTS
 JUNE 30, 1997 (UNAUDITED)

 1.  ORGANIZATION:

    The Variable Insurance Funds (the "Trust") was organized on July 20, 1994 and is registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company established as a Massachusetts business trust.

    The Trust is authorized to issue an unlimited number of shares which are shares of beneficial interest without par value. The Trust presently offers series of shares of the BB&T Growth & Income Fund (the "Fund"). Shares of the Fund are offered to a separate account of Hartford Life Insurance Company.

    The Investment objective of the Fund is to seek to provide capital growth, current income or both. Under normal market conditions, it seeks this objective by investing primarily in stocks, which may include common stock, preferred stock, warrants, or debt instruments that are convertible into common stock.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

    SECURITIES VALUATION:

    Listed securities are valued at the closing sales price on that exchange on the day of computation, or, if there have been no sales during such day, at the latest bid quotation. Unlisted securities are valued at their latest bid quotation in their principal market. If no such bid price is available, then such securities are valued in good faith at their respective fair market values using methods determined by or under the supervision of the Board of Trustees. Portfolio securities with a remaining maturity of 60 days or less are valued either at amortized cost or original cost plus accrued interest, which approximates current value.

    All other assets and securities, including securities for which market quotations are not readily available, are valued at their fair market value as determined in good faith under the general supervision of the Board of Trustees.

    SECURITIES TRANSACTIONS AND RELATED INCOME:

    Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

    REPURCHASE AGREEMENTS:

    The Fund may acquire repurchase agreements from member banks of the Federal Deposit Insurance Corporation and from registered broker/dealers that Branch Banking and Trust Company ("BB&T") deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase

                                  -Continued-

 VARIABLE INSURANCE FUNDS
----------------------------------------------------------------------

 BB&T GROWTH & INCOME FUND
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 JUNE 30, 1997 (UNAUDITED)

    price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying collateral. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements may be considered to be loans by the Fund under the Act.

    DIVIDENDS TO SHAREHOLDERS:

    Dividends from net investment income are declared and paid quarterly for the Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually.

    Dividends from net investment income and net realized capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principals. These differences are primarily due to differing treatments of foreign currency transactions and deferrals of certain losses.

    FEDERAL INCOME TAXES:

    It is the intention of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

    OTHER:

    Expenses that are directly related to the Fund are charged directly to the Fund.

 3.  PURCHASES AND SALES OF SECURITIES:

    Purchases and sales of securities (excluding short-term securities) for the period from June 3, 1997 (commencement of operations) through June 30, 1997 are as follows:

                                                                             PURCHASES       SALES
                                                                            ------------     -----
      Growth & Income.....................................................  $  5,266,315          --

 4.  RELATED PARTY TRANSACTIONS:

    Investment advisory services are provided to the Fund by BB&T. Under the terms of the investment advisory agreement, BB&T is entitled to receive fees based on a percentage of the average daily net assets of the Fund.

    BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS") is an Ohio limited partnership. BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), and BISYS are subsidiaries of The BISYS Group, Inc.

    BISYS, with whom certain officers and trustees of the Trust are affiliated, serves the Trust as Administrator. Such affiliated officers and trustees are paid no fees directly by the Trust for serving as officers and trustees of the Trust. Under the terms of the Management and Administration Agreement between BISYS and the Trust, BISYS's fees are computed daily as a percentage of the average net assets of the Fund. BISYS also serves as Distributor to the Fund. BISYS Ohio serves the Fund as transfer agent and mutual fund accountant.

                                  -Continued-

 VARIABLE INSURANCE FUNDS
----------------------------------------------------------------------

 BB&T GROWTH & INCOME FUND
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 JUNE 30, 1997 (UNAUDITED)

    Fees may be voluntarily reduced to assist the Fund in maintaining competitive expense ratios.

    Information regarding these transactions is as follows for the period ended June 30, 1997:

INVESTMENT ADVISORY FEES:
  Annual fee before voluntary fee reductions
    (percentage of average net assets)             0.74%
  Voluntary fee reductions                     $   2,803
ADMINISTRATION FEES:
  Annual fee before voluntary fee reductions
    (percentage of average net assets)             0.20%
  Voluntary fee reductions                     $     554
EXPENSES REIMBURSED BY BB&T:                   $  11,195
TRANSFER AGENT AND MUTUAL FUND ACCOUNTANT
  FEES:                                        $   3,253

 VARIABLE INSURANCE FUNDS
----------------------------------------------------------------------

 BB&T GROWTH & INCOME FUND
 FINANCIAL HIGHLIGHTS (UNAUDITED)

                                                                                                   FOR THE PERIOD
                                                                                                    JUNE 3, 1997
                                                                                                       THROUGH
                                                                                                      JUNE 30,
                                                                                                       1997(a)
                                                                                                   ---------------
NET ASSET VALUE, BEGINNING OF PERIOD.............................................................     $   10.00
                                                                                                        -------
Investment Activities
  Net investment income..........................................................................          0.01
  Net unrealized gains from investments..........................................................          0.41
                                                                                                        -------
    Total from Investment Activities.............................................................          0.42
                                                                                                        -------
Distributions
  Net investment income..........................................................................         (0.01)
                                                                                                        -------
    Total Distributions..........................................................................         (0.01)
                                                                                                        -------
NET ASSET VALUE, END OF PERIOD...................................................................     $   10.41
                                                                                                        -------
                                                                                                        -------
Total Return.....................................................................................          4.22%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets, at end of period (000).............................................................     $   5,810
  Ratio of expenses to average net assets........................................................          1.27%(c)
  Ratio of net investment income to average net assets...........................................          1.62%(c)
  Ratio of expenses to average net assets*.......................................................          4.79%(c)
  Ratio of net investment income to average net assets*..........................................         (1.90%)(c)
  Portfolio Turnover.............................................................................          0.00%
  Average commission rate paid (d)...............................................................     $  0.0622

------------------------

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Represents the dollar amount of commissions paid on portfolio transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.

* During the period certain fees were reimbursed and voluntarily reduced. If such reimbursements and voluntary fee reductions has not occurred, the ratios would have been as indicated.

SEE NOTES TO FINANCIAL STATEMENTS.